Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue:
Revenues	$ 696,995	$ 647,842	$ 1,802,856	$ 1,981,974	$ 2,566,946	$ 3,106,026
Cost of revenues	322,905	293,426	1,017,467	1,007,401	1,437,283	1,666,192
Gross margin	374,090	354,416	785,389	974,573	1,129,663	1,439,834
Operating expenses:
Software development costs	106,642	101,873	315,534	310,918	417,944	923,720
Selling, general and administrative	655,904	891,282	2,744,695	2,735,480	3,568,296	5,140,391
Advertising and marketing	49,199	92,891	190,434	337,277	436,456	629,984
Depreciation and amortization	1,235	2,536	4,735	13,947	16,031	43,410
Total operating expenses	812,980	1,088,582	3,255,398	3,397,622	4,438,727	6,737,505
Operating income (loss)	(438,890)	(734,166)	(2,470,009)	(2,423,049)	(3,309,064)	(5,297,671)
Other (income) expense:
Interest expense	55,172	58	102,318	225	263	633
Financing costs	242,529	46,609	335,254	69,621	132,308	0
Amortization of debt issuance costs	78,016	0	162,974	0
Loss on disposition of assets	0	0	0	29,940	29,940	0
Gain on settlement of assets and liabilities	(93,000)	0	(93,000)	0
Other income	(1,000)	0	(158,546)	(348)	0	(575,000)
Investment income			0	(348)	(348)	(58,849)
Total other (income) expense	281,717	46,667	349,000	99,438	162,163	(633,216)
Loss before income taxes	(720,607)	(780,833)	(2,819,009)	(2,522,487)	(3,471,227)	(4,664,455)
Income Taxes	0	0	0	0	0	0
Net loss	$ (720,607)	$ (780,833)	$ (2,819,009)	$ (2,522,487)	$ (3,471,227)	$ (4,664,455)
Weighted average number of common shares outstanding - basic (in Shares)	3,783,640	3,517,838	3,656,460	3,323,806	3,376,407	3,219,224
Weighted average number of common shares outstanding - diluted (in Shares)	3,783,640	3,517,838	3,656,460	3,323,806	3,376,407	3,219,224
Net loss per share - basic (in Dollars per share)	$ (0.19)	$ (0.22)	$ (0.77)	$ (0.76)	$ (1.03)	$ (1.45)
Net loss per share - diluted (in Dollars per share)	$ (0.19)	$ (0.22)	$ (0.77)	$ (0.76)	$ (1.03)	$ (1.45)
Subscription and Circulation
Revenue:
Revenues	$ 644,316	$ 646,792	$ 1,725,075	$ 1,979,514	$ 2,563,257	$ 3,096,112
Product and Service, Other
Revenue:
Revenues	$ 52,679	$ 1,050	$ 77,781	$ 2,460	$ 3,689	$ 9,914